Subsequent Event (Details) - Subsequent Event [Member] - $ / shares	Jan. 25, 2022	Jul. 31, 2022	Apr. 30, 2022
Subsequent Event (Details) [Line Items]
Exercise price		$ 0.4	$ 0.4
July warrants[Member]
Subsequent Event (Details) [Line Items]
Purchase of aggregate shares (in Shares)	10,549,000
Exercise price	$ 1.5
April warrants[Member]
Subsequent Event (Details) [Line Items]
Purchase of aggregate shares (in Shares)	5,549,000
Exercise price	$ 3.6